Deferred Revenue and Customer Deposits - Roll Forward of Customer Deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	$ 3,794	¥ 26,416	¥ 20,636
Cash received from customers during the year	60,229	419,303	407,630
Revenue recognized during the year	(57,447)	(399,933)	(397,488)
Refunds paid during the year	(1,129)	(7,863)	(4,362)
Balance at end of year	$ 5,447	¥ 37,923	¥ 26,416